42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 6) - Companhia Paranaense de Energia - Copel [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	R$ 1,290,114	R$ 760,719
Other investments [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	399	425
Voltalia [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	1,032	1,032
Copel Geracao e Transmissao [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	769,108	464,450
Copel Distribuicao [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	440,368	266,050
Copel Comercializacao [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	29,803	88
Compagas [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	43,164	22,531
UEG Araucaria [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelAbstractLineItems [Line Items]
Dividends receivable	R$ 6,143	R$ 6,143